CONSOLIDATED STATEMENTS OF INCOME AND LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 3,087	$ 3,226	$ 2,979
Other income	99	79	41
Direct operating costs	(1,061)	(1,053)	(1,053)
Management service costs	(152)	(109)	(71)
Interest expense	(816)	(701)	(670)
Share of (loss) earnings from equity-accounted investments	(4)	12	17
Foreign exchange and financial instruments gain	74	5	57
Depreciation	(1,065)	(983)	(862)
Other	(493)	(197)	(172)
Remeasurement of BEPC exchangeable and class B shares	(2,561)	0	0
Income tax (expense) recovery
Current	(61)	(64)	(28)
Deferred	134	(3)	340
Total income tax recovery (expense)	73	(67)	312
Net income (loss)	(2,819)	212	578
Net income (loss) attributable to:
Net income attributable to non-controlling interests	903	873	274
The partnership	(2,738)	165	72
Net income (loss)	(2,819)	212	578
Non-controlling interests
Revenues	1,989	2,111	1,917
Other income	43	59	31
Direct operating costs	(637)	(644)	(647)
Management service costs	(26)	(31)	(18)
Interest expense		(535)	(489)
Foreign exchange and financial instruments gain	59	(5)	67
Depreciation	(715)	(692)	(536)
Other	(305)	(179)	(149)
Remeasurement of BEPC exchangeable and class B shares	0
Income tax (expense) recovery
Current	(42)	(40)	(14)
Net income (loss) attributable to:
Net income attributable to non-controlling interests	903	873	274
Participating non-controlling interests – in operating subsidiaries
Income tax (expense) recovery
Net income (loss)	(92)	36	502
Net income (loss) attributable to:
Net income attributable to non-controlling interests	(92)	36	502
Net income (loss)	(92)	36	502
Participating non-controlling interests – in a holding subsidiary held by the partnership
Income tax (expense) recovery
Net income (loss)	11	11	4
Net income (loss) attributable to:
Net income attributable to non-controlling interests	11	11	4
Net income (loss)	$ 11	$ 11	$ 4